SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.9%			Consumer Finance—2.0%
Consumer Discretionary—13.8%			Santander
Distributors—1.8%			Consumer USA
LKQ Corp.[1]	739,130	$ 19,904,771	Holdings, Inc.	807,070	$21,718,254
Entertainment—2.1%			Diversified Financial Services—2.2%
Take-Two Interactive			Voya Financial, Inc.	435,280	24,449,678
Software, Inc.[1]	183,860	22,526,527	Insurance—7.8%
Hotels, Restaurants & Leisure—6.4%			Arthur J. Gallagher
Norwegian Cruise			& Co.	377,240	34,113,813
Line Holdings Ltd.[1]	487,690	24,111,394	Athene Holding
Royal Caribbean			Ltd. , Cl. A1	448,040	18,306,914
Cruises Ltd.	205,350	23,890,419	Willis Towers
Wyndham Hotels &			Watson plc	174,500	34,065,890
Resorts, Inc.	393,120	22,230,936			86,486,617
		70,232,749	Real Estate Investment Trusts (REITs)—7.1%
Specialty Retail—1.5%			Hudson Pacific
Advance Auto Parts,			Properties, Inc.	756,720	26,712,216
Inc.	109,140	16,440,850	Liberty Property
Textiles, Apparel & Luxury Goods—2.0%			Trust	563,630	29,477,849
Tapestry, Inc.	722,750	22,354,657	Life Storage, Inc.	224,210	21,858,233
					78,048,298
Consumer Staples—3.0%
Food & Staples Retailing—3.0%			Health Care—8.8%
Kroger Co. (The)	1,055,350	22,331,206	Biotechnology—1.1%
			Myriad Genetics,
Performance Food			Inc.[1]	396,290	11,547,890
Group Co.[1]	243,690	10,685,807
		33,017,013	Health Care Providers & Services—7.7%
Energy—7.2%			Centene Corp.[1]	624,340	32,521,871
Energy Equipment & Services—2.0%			DaVita, Inc.[1]	389,170	23,291,824
			Encompass Health
TechnipFMC plc	808,630	22,269,670	Corp.	456,690	29,155,090
Oil, Gas & Consumable Fuels—5.2%					84,968,785
Devon Energy Corp.	678,590	18,321,930	Industrials—11.7%
Marathon Oil Corp.	1,346,160	18,940,471	Aerospace & Defense—2.5%
Noble Energy, Inc.	885,080	19,542,567	Textron, Inc.	562,340	27,723,362
		56,804,968
			Building Products—2.6%
Financials—31.3%			Johnson Controls
Capital Markets—1.9%			International plc	684,300	29,041,692
Stifel Financial Corp.	343,700	20,556,697
			Machinery—1.9%
Commercial Banks—10.3%			Kennametal, Inc.	591,600	20,457,528
Chemical Financial
Corp.	509,540	21,421,061	Marine—2.1%
Comerica, Inc.	313,030	22,913,796	Kirby Corp.[1]	294,700	23,092,692
KeyCorp	1,314,890	24,154,529	Road & Rail—2.6%
Wintrust Financial			Knight-Swift
Corp.	299,750	21,444,115	Transportation
Zions Bancorp NA	528,480	23,818,594	Holdings, Inc. , Cl. A	801,790	28,736,154
		113,752,095

1 INVESCO OPPENHEIMER MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Information Technology—10.9%			Utilities—5.5%
Communications Equipment—2.2%			Electric Utilities—5.5%
Ciena Corp.[1]	523,740	$23,683,523	Edison International	157,250	$11,721,415
Electronic Equipment, Instruments, &			Evergy, Inc.	363,980	22,017,150
Components—2.7%			FirstEnergy Corp.	619,140	27,223,586
Keysight					60,962,151
Technologies, Inc.[1]	332,390	29,755,553	Total Common Stocks
			(Cost $1,036,730,264)		1,077,898,973
IT Services—1.9%
DXC Technology Co.	375,030	20,915,423
Semiconductors & Semiconductor			Investment Company—2.2%
Equipment—2.3%			Invesco
KLA Corp.	188,260	25,663,603	Oppenheimer
			Institutional
Software—1.8%			Government Money
Teradata Corp.[1]	541,780	19,839,983	Market Fund, Cl.
Materials—5.7%			IN, 2.29%[2] (Cost
Chemicals—4.1%			$24,339,038)	24,339,038	24,339,038
Eastman Chemical
Co.	250,370	18,865,379	Total
W. R. Grace & Co.	384,060	26,043,109	Investments,
		44,908,488	at Value (Cost
			$1,061,069,302)	100.1%	1,102,238,011
Metals & Mining—1.6%			Net Other Assets
Freeport-McMoRan,			(Liabilities)	(0.1)	(716,991)
Inc.	1,631,040	18,039,302	Net Assets	100.0%	$1,101,521,020

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

2 INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 – Additional Valuation Information

As of July 31, 2019, all of the securities in this Fund were valued based on Level1 inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

3 INVESCO OPPENHEIMER MID CAP VALUE FUND